Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Total cost	¥ 515,382		¥ 257,682
Less: accumulated depreciation/amortization	(146,256)		(66,327)
Total property, equipment and software, net	369,126	$ 57,924	191,355
Electronic equipment [Member]
Total cost	429,683		204,805
Leasehold improvement [Member]
Total cost	65,885		39,460
Furniture and Fixtures [Member]
Total cost	12,784		9,486
Motor vehicles [Member]
Total cost	3,904		2,316
Software [Member]
Total cost	¥ 3,126		¥ 1,615